Note 4 - Securities Available for Sale	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE
4
Securities Available for Sale
A summary of securities available for sale at
December 31, 2020
and
2019
is as follows:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 20 20
Mortgage-backed securities:
Federal National Mortgage Association (FNMA)	$68,699	1,313	(3)	70,009
Federal Home Loan Mortgage Corporation (FHLMC)	31,025	327	0	31,352
Collateralized mortgage obligations:
FNMA	97	6	0	103
	99,821	1,646	(3)	101,464
Other marketable securities:
U.S. Government agency obligations	45,029	204	0	45,233
Municipal obligations	725	1	0	726
Corporate obligations	37	0	0	37
Corporate preferred stock	700	0	(70)	630
	46,491	205	(70)	46,626
	$146,312	1,851	(73)	148,090

December 31, 201 9
Mortgage-backed securities:
FNMA	$46,604	47	(65)	46,586
FHLMC	8,004	88	0	8,092
Collateralized mortgage obligations:
FNMA	169	4	0	173
	54,777	139	(65)	54,851
Other marketable securities:
U.S. Government agency obligations	49,974	39	(21)	49,992
Municipal obligations	1,969	7	0	1,976
Corporate obligations	108	0	0	108
Corporate preferred stock	700	0	(35)	665
	52,751	46	(56)	52,741
	$107,528	185	(121)	107,592

The Company did
not
sell any available for sale securities and did
not
recognize any gains or losses on securities available for sale in
2020,
2019
or
2018.

The following table presents the amortized cost and estimated fair value of securities available for sale at
December 31, 2020,
based upon contractual maturity adjusted for scheduled repayments of principal and projected prepayments of principal based upon current economic conditions and interest rates. Actual maturities may
differ from the maturities in the following table because obligors may
have the right to call or prepay obligations with or without call or prepayment penalties:

(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$71,923	72,677
Due after one year through five years	64,016	64,951
Due after five years through ten years	9,558	9,715
Due after ten years	815	747
Total	$146,312	148,090

The allocation of mortgage-backed securities in the table above is based upon the anticipated future cash flow of the securities using estimated mortgage prepayment speeds.

The following table shows the gross unrealized losses and fair values for the securities available for sale portfolio aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at
December 31, 2020
and
2019:

	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2020
Mortgage backed securities:
FNMA	1	$4,956	(3)	0	$0	0	$4,956	(3)
Other marketable securities:
Corporate preferred stock	0	0	0	1	630	(70)	630	(70)
Total temporarily impaired securities	1	$4,956	(3)	1	$630	(70)	$5,586	(73)

December 31, 2019
Mortgage backed securities:
FNMA	4	$12,143	(65)	0	$0	0	$12,143	(65)
Other marketable securities:
U.S. Government agency obligations	0	0	0	4	19,972	(21)	19,972	(21)
Corporate preferred stock	0	0	0	1	665	(35)	665	(35)
Total temporarily impaired securities	4	$12,143	(65)	5	$20,637	(56)	$32,780	(121)

We review our investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, the market liquidity for the investment, the financial condition and near-term prospects of the issuer, including any specific events which may
influence the operations of the issuer, and our intent and ability to hold the investment for a period of time sufficient to recover the temporary loss. The unrealized losses on impaired securities other than the corporate preferred stock are the result of changes in interest rates. The unrealized losses reported for the corporate preferred stock at
December 31, 2020
relates to a single trust preferred security that was issued by the holding company of a small community bank. As of
December 31, 2020
all payments were current on the trust preferred security and the issuer's subsidiary bank was considered to be “well capitalized” based on its most recent regulatory filing. Based on a review of the issuer, it was determined that the trust preferred security was not
other-than-temporarily impaired at
December 31, 2020.
The Company does
not
intend to sell the preferred stock and has the intent and ability to hold it for a period of time sufficient to recover the temporary loss. Management believes that the Company will receive all principal and interest payments contractually due on the security and that the decrease in the market value is primarily due to a lack of liquidity in the market for trust preferred securities. Management will continue to monitor the credit risk of the issuer and may
be required to recognize other-than-temporary impairment charges on this security in future periods.